COMPANY'S OPERATIONS - Summary (Details)	12 Months Ended
Dec. 31, 2021 item
COMPANY'S OPERATIONS
Number of industrial units	12
Number of technology centers	5
Number of distribution centers	21
Number of ports	3
Suzano Industrial
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Holding S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	45.72%